CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
NONCURRENT ASSETS
Property and equipment, net	¥ 1,129	¥ 1,250
Intangible asset, net	6
Right-of-use assets, net	37,952	44,288
Total noncurrent assets	39,087	45,538
CURRENT ASSETS
Inventories, net	37,040	31,589
Trade receivables, net	18,893	51,416
VAT receivables	1,675	663
Other receivables and prepayments	14,994	20,781
Restricted cash	8,550
Cash and bank balances	15,003	27,880
Total current assets	96,155	132,329
CURRENT LIABILITIES
Trade payables	10,222	6,290
Accrued liabilities and other payables	20,038	22,381
Unearned revenue	7,187	15,545
Amounts owed to related parties	36,348	36,348
Lease liabilities	13,745	13,404
Taxes payable	835	1,018
Total current liabilities	88,375	94,986
NET CURRENT ASSETS	7,780	37,343
NONCURRENT LIABILITIES
Lease liabilities	19,468	33,325
Total noncurrent liabilities	19,468	33,325
NET ASSETS	27,399	49,556
EQUITY
Share capital	964	943
Reserves	21,702	49,919
Noncontrolling interest	4,733	(1,306)
Total equity	¥ 27,399	¥ 49,556